Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Accruals	$ 3,412	$ 2,722
Trade	2,331	2,554
Interest	80	128
Partner Advances	0	371
Employee Long-Term Incentives	162	317
Joint Operations Payable	66	28
Risk Management	39	116
Provisions for Onerous and Unfavourable Contracts	25	31
Other	9	86
Accounts payable and accrued liabilities	$ 6,124	$ 6,353